Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 11,610	$ 20,173	$ 29,109
Operating expenses	(19,717)
Finance income (expense), net	765	1,115	1,061
Foreign exchange gain, net	497	(2,570)	6,461
Net loss before income taxes	(6,845)	$ (19,641)	$ 4,823
Marketing and Distribution of Commercial Products [Member]
Disclosure of operating segments [line items]
Revenue	11,270
Operating expenses	(19,386)
Finance income (expense), net	767
Foreign exchange gain, net	497
Net loss before income taxes	(6,852)
Retail and Mail Order Pharmacy [Member]
Disclosure of operating segments [line items]
Revenue	340
Operating expenses	(331)
Finance income (expense), net	(2)
Net loss before income taxes	$ 7